SCHEDULE OF OUTSTANDING AND EXERCISABLE OPTIONS (Details) - Share-Based Payment Arrangement, Option [Member] - $ / shares	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding number of shares	120,000	120,000
Options exercisable, weighted average remaining life in years		4 years 9 months 18 days
Options exercisable number of shares	120,000	90,000
Exercise Price Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding exercise price	$ 0.52	$ 0.52
Options outstanding number of shares	120,000	120,000
Options exercisable, weighted average remaining life in years	4 years 3 months 18 days	4 years 9 months 18 days
Options exercisable number of shares	120,000	90,000